12. Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Benefit obligation at beginning of period	$ 4,566	$ 4,361
Service cost	299	362	$ 348
Interest cost	58	70	68
Benefits paid	(223)	(227)
Benefit obligation at end of period	$ 4,700	$ 4,566	$ 4,361